INVESTMENT IN AECOM DC RETIREMENT PLANS VANGUARD MASTER TRUST (Details) - EBP 055 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 7,291,530	$ 6,704,959
Vanguard Master Trust
EBP, Master Trust [Line Items]
Plan's interest in Master Trust (percent)	100.00%
Master Trust | Vanguard Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 3,413,123	3,364,044
Master Trust | Vanguard Master Trust | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value		630,038
Master Trust | Vanguard Master Trust | Level 1
EBP, Master Trust [Line Items]
Investments at fair value		630,038
Master Trust | Vanguard Master Trust | Level 2
EBP, Master Trust [Line Items]
Investments at fair value		0
Master Trust | Vanguard Master Trust | Collective investment trusts (measured at NAV)
EBP, Master Trust [Line Items]
Investments at fair value	3,413,123	2,734,006
Master Trust | Vanguard Master Trust | Collective investment trusts (measured at NAV) | Investments measured at NAV
EBP, Master Trust [Line Items]
Investments at fair value		2,734,006
Master Trust | Vanguard Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	0	630,038
Master Trust | Vanguard Master Trust | Mutual funds | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value		630,038
Master Trust | Vanguard Master Trust | Mutual funds | Level 1
EBP, Master Trust [Line Items]
Investments at fair value		630,038
Master Trust | Vanguard Master Trust | Mutual funds | Level 2
EBP, Master Trust [Line Items]
Investments at fair value		0
Master Trust | Vanguard Master Trust | Retirement date funds
EBP, Master Trust [Line Items]
Investments at fair value	2,016,233	1,503,727
Unfunded Commitment	0	0
Master Trust | Vanguard Master Trust | Index funds
EBP, Master Trust [Line Items]
Investments at fair value	1,396,890	1,230,279
Unfunded Commitment	0	0
Plan interest in Master Trust | Vanguard Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	3,413,123	3,364,044
Plan interest in Master Trust | Vanguard Master Trust | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value		630,038
Plan interest in Master Trust | Vanguard Master Trust | Level 1
EBP, Master Trust [Line Items]
Investments at fair value		630,038
Plan interest in Master Trust | Vanguard Master Trust | Level 2
EBP, Master Trust [Line Items]
Investments at fair value		0
Plan interest in Master Trust | Vanguard Master Trust | Collective investment trusts (measured at NAV)
EBP, Master Trust [Line Items]
Investments at fair value	3,413,123	2,734,006
Plan interest in Master Trust | Vanguard Master Trust | Collective investment trusts (measured at NAV) | Investments measured at NAV
EBP, Master Trust [Line Items]
Investments at fair value		2,734,006
Plan interest in Master Trust | Vanguard Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	0	630,038
Plan interest in Master Trust | Vanguard Master Trust | Mutual funds | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value		630,038
Plan interest in Master Trust | Vanguard Master Trust | Mutual funds | Level 1
EBP, Master Trust [Line Items]
Investments at fair value		630,038
Plan interest in Master Trust | Vanguard Master Trust | Mutual funds | Level 2
EBP, Master Trust [Line Items]
Investments at fair value		0
Plan interest in Master Trust | Vanguard Master Trust | Retirement date funds
EBP, Master Trust [Line Items]
Investments at fair value	2,016,233	1,503,727
Unfunded Commitment	0	0
Plan interest in Master Trust | Vanguard Master Trust | Index funds
EBP, Master Trust [Line Items]
Investments at fair value	1,396,890	1,230,279
Unfunded Commitment	$ 0	$ 0